UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Central Securities Corporation
Address:  630 Fifth Avenue
          New York, New York 10111

13F File Number:  28-6578

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marlene A. Krumholz
Title:   Secretary
Phone:   212-698-2020
Signature, Place, and Date of Signing:

/s/ Marlene A. Krumholz      New York, New York     February 7, 2007

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       37

Form 13F Information Table Value Total:  460,723

List of Other Included Managers:

None

                           FORM 13F INFORMATION TABLE

                                                         VALUE    SHARES/  SH/  PUT/  INVSMT     OTHER            VOTING AUTHORITY
    NAME OF ISSUER         TITLE OF CLASS     CUSIP     (x$1000)  PRN AMT  PRN  CALL  DSCRETN   MANAGERS  SOLE    SHARED      NONE
       COLUMN 1               COLUMN 2       COLUMN 3   COLUMN 4           COLUMN 5   COLUMN 6  COLUMN 7          COLUMN 8
====================================================================================================================================
ABBOTT LABORATORIES            COMMON       002824 10 0    5845     120000     SH         SOLE             120000     0         0
AGILENT TECHNOLOGIES, INC.     COMMON       00846U 10 1   32843     942400     SH         SOLE             942400     0         0
ANALOG DEVICES, INC.           COMMON       032654 10 5   14134     430000     SH         SOLE             430000     0         0
ARBINET-THEXCHANGE, INC.       COMMON       03875P 10 0    5517    1005000     SH         SOLE            1005000     0         0
ARCH COAL, INC.                COMMON       039380 10 0    3003     100000     SH         SOLE             100000     0         0
BANK OF NEW YORK CO., INC.     COMMON       064057 10 2   34449     875000     SH         SOLE             875000     0         0
BERRY PETROLEUM COMPANY        CLASS A      085789 10 5    6202     200000     SH         SOLE             200000     0         0
BRADY CORPORATION              CLASS A      104674 10 6   33925     910000     SH         SOLE             910000     0         0
CAPITAL ONE FINANCIAL CORP.    COMMON       14040H 10 5   23046     300000     SH         SOLE             300000     0         0
CERIDIAN CORPORATION           COMMON       156779 10 0   11198     400200     SH         SOLE             400200     0         0
CHEVRON CORPORATION            COMMON       166764 10 0   17230     234328     SH         SOLE             234328     0         0
CINCINNATI BELL INC.           COMMON       171871 10 6    1828     400000     SH         SOLE             400000     0         0
CIRRUS LOGIC INC.              COMMON       172755 10 0     826     120000     SH         SOLE             120000     0         0
CONVERGYS CORPORATION          COMMON       212485 10 6   36859    1550000     SH         SOLE            1550000     0         0
CYPRESS SEMICONDUCTOR
  CORPORATION                  COMMON       232806 10 9    4302     255000     SH         SOLE             255000     0         0
DOVER CORPORATION              COMMON       260003 10 8   19608     400000     SH         SOLE             400000     0         0
THE DOW CHEMICAL COMPANY       COMMON       260543 10 3    3990     100000     SH         SOLE             100000     0         0
ERIE INDEMNITY COMPANY         CLASS A      29530P 10 2     580      10000     SH         SOLE              10000     0         0
GEOMET INC.                    COMMON       37250U 20 1    3848     370000     SH         SOLE             370000     0         0
HEWITT ASSOCIATES INC.         CLASS A      42822Q 10 0   10300     400000     SH         SOLE             400000     0         0
IMS HEALTH, INC.               COMMON       449934 10 8    8794     320000     SH         SOLE             320000     0         0
INTEL CORPORATION              COMMON       458140 10 0   19845     980000     SH         SOLE             980000     0         0
MACMORAN EXPLORATION
  CORPORATION                  COMMON       582411 10 4    7397     520200     SH         SOLE             520200     0         0
MOTOROLA, INC.                 COMMON       620076 10 9    7196     350000     SH         SOLE             350000     0         0
MURPHY OIL CORPORATION         COMMON       626717 10 2   30510     600000     SH         SOLE             600000     0         0
NEOWARE, INC.                  COMMON       64065P 10 2   19815    1500000     SH         SOLE            1500000     0         0
NEXEN INC.                     COMMON       65334H 10 2    8800     160000     SH         SOLE             160000     0         0
POLYONE CORPORATION            COMMON       73179P 10 6     937     125000     SH         SOLE             125000     0         0
ROHM AND HAAS COMPANY          COMMON       775371 10 7    7668     150000     SH         SOLE             150000     0         0
ROPER INDUSTRIES, INC.         COMMON       776696 10 6   20598     410000     SH         SOLE             410000     0         0
SOLECTRON CORPORATION          COMMON       834182 10 7    5796    1800000     SH         SOLE            1800000     0         0
SONUS NETWORKS, INC.           COMMON       835916 10 7   16475    2500000     SH         SOLE            2500000     0         0
THE TRIZETTO GROUP, INC.       COMMON       896882 10 7   21125    1150000     SH         SOLE            1150000     0         0
TYCO INTERNATIONAL LTD         COMMON       902124 10 6   12160     400000     SH         SOLE             400000     0         0
VERIGY LTD.                    COMMON       Y93691 10 6    2048     115382     SH         SOLE             115382     0         0
VICAL INCORPORATED             COMMON       925602 10 4     867     134900     SH         SOLE             134900     0         0
WHITE MOUNTAINS INSURANCE
  GROUP LTD                    COMMON       G9618E 10 7    1159       2000     SH         SOLE               2000     0         0